9 Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss used in basic EPS and diluted EPS:
Continuing operations	£ (9,138)	£ (10,368)	£ (11,705)
Discontinued operations	£ (947)	£ (4,662)	£ (4,359)
Denominator
Weighted average number of ordinary shares used in basic EPS (in shares)	18,330,588	3,056,303	2,565,866
Basic and diluted loss per share:
Continuing operations - pence	£ (50)	£ (339)	£ (456)
Discontinued operations - pence	£ (5)	£ (153)	£ (170)